Leases - Future minimum payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities were as follows:
2025/2024	¥ 1,206	¥ 8,185
2026/2025	1,269	3,552
2027/2026	570	444
2028/2027	444	444
2029/2028	444	444
2029		444
Thereafter	4,705
Thereafter		4,728
Total undiscounted lease payments	8,638	18,241
Less: imputed interest	(2,062)	(3,201)
Total present value of lease liabilities	¥ 6,576	¥ 15,040